PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets
	March 31,	December 31,
(in thousands)	2021	2020
Deposits	$548	$572
Insurance	574	593
Supplier advances	476	504
Nevada building sale proceeds	-	2,800
Other	935	1,922
Total Prepaid Expenses and Other Current Assets	$2,533	$6,391

	December 31,
(in thousands)	2020	2019
Deposits	$572	$542
Insurance	593	854
Supplier advances	504	742
Nevada building sale proceeds	2,800	-
Other	1,922	591
Total Prepaid Expenses and Other Current Assets	$6,391	$2,729